Note 14 Securitized loans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Securitized loans [Line Items]
Securitized mortgage assets	€ 19,537	€ 20,406	€ 23,290
Other securitized assets	8,702	8,493	5,495
Total securitized loans	€ 28,239	€ 28,899	€ 28,784